WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	BELGIUM — 5.4%
2,200	D'ieteren Group	$383,322
2,000	KBC Group N.V.	173,942
		557,264
	CANADA — 9.7%
2,950	Bank of Nova Scotia	212,282
4,590	Brookfield Asset Management, Inc. - Class A	252,909
8,180	CAE, Inc.*	206,545
2,060	CGI, Inc.*	175,862
3,160	Open Text Corp.	151,238
		998,836
	CHINA — 2.9%
620	Alibaba Group Holding Ltd. - ADR*	77,990
1,400	Baidu, Inc. - ADR*	223,636
		301,626
	GERMANY — 7.1%
2,100	KION Group A.G.	194,155
1,150	Merck KGaA	252,197
700	MTU Aero Engines A.G.	148,955
650	Volkswagen A.G.	135,379
		730,686
	HONG KONG — 4.1%
13,770	AIA Group Ltd.	143,755
16,940	Techtronic Industries Co., Ltd.	279,510
		423,265
	INDIA — 5.5%
16,500	ICICI Bank Ltd. - ADR	358,545
3,250	Reliance Industries Ltd. - GDR	209,085
		567,630
	IRELAND — 6.2%
1,070	ICON PLC*	284,320
1,420	Medtronic PLC	146,956
1,200	Trane Technologies PLC	207,720
		638,996
	ISRAEL — 3.5%
30,710	Israel Discount Bank Ltd. - Class A	205,937

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL (Continued)
610	Nice Ltd. - ADR*	$156,196
		362,133
	JAPAN — 17.6%
2,100	Advantest Corp.	178,736
3,800	Bandai Namco Holdings, Inc.	267,095
4,600	FUJIFILM Holdings Corp.	308,366
7,900	Olympus Corp.	176,779
3,300	Sony Group Corp. - ADR	368,478
4,300	Square Enix Holdings Co., Ltd.	210,863
600	Tokyo Electron Ltd.	293,480
		1,803,797
	MEXICO — 3.2%
2,650	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	142,464
29,950	Grupo Financiero Banorte S.A.B. de C.V. - Class O	189,823
		332,287
	NETHERLANDS — 4.1%
1,600	Akzo Nobel N.V.	165,615
1,330	Koninklijke DSM N.V.	249,327
		414,942
	NORWAY — 1.3%
5,400	Mowi A.S.A.	132,537
	RUSSIA — 2.5%
18,300	Sberbank of Russia PJSC - ADR	256,712
	SINGAPORE — 1.9%
3,600	Kulicke & Soffa Industries, Inc.	196,884
	SWEDEN — 6.9%
2,900	Atlas Copco A.B. - A Shares	171,639
8,400	Getinge A.B. - B Shares	328,401
7,950	Sandvik A.B.	209,358
		709,398
	SWITZERLAND — 5.4%
1,120	Chubb Ltd.	220,954
450	Roche Holding A.G.	174,140

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
1,100	TE Connectivity Ltd.	$157,311
		552,405
	TAIWAN — 1.9%
1,620	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	198,661
	THAILAND — 2.1%
1,860	Fabrinet*	210,478
	UNITED KINGDOM — 3.8%
8,150	RELX PLC - ADR	249,634
2,500	Wizz Air Holdings PLC*	137,020
		386,654
	UNITED STATES — 2.7%
1,300	Helen of Troy Ltd.*	272,129
	TOTAL COMMON STOCKS
	(Cost $9,858,836)	10,047,320

Principal Amount
	SHORT-TERM INVESTMENTS — 2.4%
$242,750	UMB Bank Demand Deposit, 0.01%[1]	242,750
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $242,750)	242,750
	TOTAL INVESTMENTS — 100.2%
	(Cost $10,101,586)	10,290,070
	Liabilities in Excess of Other Assets — (0.2)%	(21,296)
	TOTAL NET ASSETS — 100.0%	$10,268,774

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.